4. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Debt Disclosure [Abstract]
NOTES PAYABLE

Notes payable consist of the following:

	December 31, 2014		March 31, 2014
	Principal Balance	Accrued Interest	Principal Balance	Accrued Interest
12% Notes payable	$22,500	$45,562	$185,000	$353,813
10% Note payable	–	–	5,000	6,375
Directors’ Note(s)	–	–	200,000	14,516
Total	$22,500	$45,562	$390,000	$374,704

During the nine months ended December 31, 2014, we recorded interest expense of $27,021 related to the contractual interest rates of our notes payable, which is included in interest and other debt expenses on our condensed consolidated statements of operations. Accrued interest is included in other current liabilities on our condensed consolidated balance sheets (see Note 8).

12% NOTES

From August 1999 through May 2005, we entered into various borrowing arrangements for the issuance of notes payable from private placement offerings (the "12% Notes"). In December 2014, we paid off in full six of the remaining eight 12% Notes with payments of $453,750, representing $150,000 in principal and $303,750 of accrued interest.

In December 2014, at the request of another note holder, we paid one-half of the $25,000 principal on his note and one-half of the $50,625 in accrued interest on his note for a total payment in December 2014 of $37,813. As part of that arrangement, the holder agreed that his note was no longer in default. In January 2015, we paid off the remaining one-half of that note in the amount of $37,813 (see Note 15).

In January 2015, we paid off the last remaining 12% Note with a payment of $30,250, representing $10,000 in principal and $20,250 of accrued interest (see Note 15).

10% NOTES

In December 2014, we paid off the remaining 10% Note with a payment of $11,750 representing principal of $5,000 and accrued interest of $6,750.

DIRECTORS’ NOTES

In July 2013, we borrowed $400,000 from two of our directors under two 90 day notes for $200,000 each bearing 10% interest (the “Notes”). At the discretion of the holders, if not paid off by October 9, 2013, the noteholders were entitled to (i) convert the principal and accrued interest under the Notes into shares of common stock at $4.40 per share (the “Conversion Price”) and (ii) receive warrants to purchase common stock equal to 50% of the principal converted under the Notes, with an exercise price of $6.60 per share. Additionally, there was a provision for a penalty interest rate of 12%.

That potential conversion price and warrant exercise price were based on the same pricing mechanism that we have used in prior equity unit financings since March 2012 (see Note 6) which are based on 80% of the then current market price of our common stock and with the warrant exercise price based on 120% of the same then current market price. We initially reserved 138,636 shares of common stock to support the conversion of the Notes and accrued interest in full as well as the exercise of the warrants in full (should such conversion and/or issuance occur).

During the fiscal year ended March 31, 2014, the principal of $200,000 and accrued interest of $9,367 were paid on one of the Notes, which extinguished all potential common stock and warrant issuance provisions related to that Note.

During the nine months ended December 31, 2014, the holder of the second Note converted the principal of $200,000 and accrued interest of $20,349 into 50,079 shares of our common stock per the conversion formula of the Note (see Note 6).

4. NOTES PAYABLE

Notes payable consist of the following:

	March 31, 2014		March 31, 2013
	Principal Balance	Accrued Interest	Principal Balance	Accrued Interest
12% Notes payable, past due	$185,000	$353,813	$185,000	$326,062
10% Note payable, past due	5,000	6,375	5,000	5,875

Directors’ Note(s)	200,000	14,516	–	–
Tonaquint Note	–	–	131,381	1,629
Total	$390,000	$374,704	$321,381	$333,566

During the fiscal year ended March 31, 2014, we recorded interest expense of $59,901 related to the contractual interest rates of our notes payable.

12% NOTES

From August 1999 through May 2005, we entered into various borrowing arrangements for the issuance of notes payable from private placement offerings (the "12% Notes"). On April 21, 2010, a holder of $100,000 of the 12% Notes converted his principal balance and $71,758 of accrued interest into 13,741 shares of common stock at an agreed conversion price of $12.50 per share. At March 31, 2014, the 12% Notes were past due, in default, and bearing interest at the default rate of 15%.

10% NOTES

At March 31, 2014, one 10% Note in the amount of $5,000, which is past due and in default, remained outstanding and it bears interest at the default rate of 15%.

Management's plans to satisfy the remaining outstanding balance on these 12% and 10% Notes include converting the notes to common stock at market value or repayment with available funds.

TONAQUINT NOTE

On June 28, 2011, in conjunction with our satisfying all balances owed under a convertible note, we entered into a Termination Agreement with Tonaquint, Inc. under which both parties agreed that in consideration of the termination of a warrant, the waiving of all fees, penalties, the creation of the selling program and other factors, we agreed to issue an unsecured non-convertible promissory note (the "New Note") in the principal amount of $360,186, which provides for annual interest at a rate of 6%, payable monthly in either cash or our stock, at our option. The New Note originally had a maturity date of April 30, 2012. We subsequently extended the note initially to July 31, 2012 and then to July 31, 2013 and subsequently to August 31, 2013. We also recorded into principal $12,500 of the lender’s legal fees related to documentation of the extension agreement.

During the fiscal year ended March 31, 2014, we issued 30,809 shares of common stock to convert $136,060 of principal and accrued interest (see Note 6). As a result of those conversions, the Tonaquint Note was paid off in full during the September 2013 quarter. We recorded a loss on conversion of $40,256 on those conversions during the fiscal year ended March 31, 2014.

The following table shows the conversions into principal of the Tonaquint Note by fiscal year:

Initial principal balance	$360,186
Lender’s legal fees	12,500
Conversions during the fiscal year ended March 31, 2013	(241,305)
Conversions during the fiscal year ended March 31, 2014	(131,381)
Balance as of March 31, 2014	$–

DIRECTORS’ NOTES

In July 2013, we borrowed $400,000 from two of our directors under two 90 day notes for $200,000 each bearing 10% interest (the “Notes”). At the discretion of the holders, if not paid off by October 9, 2013, the noteholders were entitled to (i) convert their principal and accrued interest into shares of common stock at $4.40 per share (the “Conversion Price”) and (ii) receive warrants to purchase common stock equal to 50% of the principal converted under the Notes, with an exercise price of $6.60 per share. Additionally, there was a provision for a penalty interest rate of 12%.

That potential conversion price and warrant exercise price were based on the same pricing mechanism that we have used in prior equity unit financings since March 2012 (see Note 6) which are based on 80% of the then current market price of our common stock and with the warrant exercise price based on 120% of the same then current market price. We initially reserved 138,636 shares of common stock to support the conversion of the Notes and accrued interest in full as well as the exercise of the warrants in full (should such conversion and/or issuance occur).

During the fiscal year ended March 31, 2014, the principal of $200,000 and accrued interest of $9,367 were paid on one of the notes, which extinguished all potential common stock and warrant issuance provisions related to that Note.

The holder of the second Note agreed to extend the expiration date of his Note to July 31, 2014.